Vanguard Emerging Markets Government Bond Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.08%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.